Amortized Cost and Fair Value of Securities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 42,657,945	$ 42,493,575
Gross Unrealized Gains	208,680	275,258
Gross Unrealized Losses	(256,898)	(202,256)
Fair Value	42,609,727	42,566,577
Total debt securities available for sale
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	42,607,945	42,443,575
Gross Unrealized Gains	208,680	275,258
Gross Unrealized Losses	(256,898)	(202,256)
Fair Value	42,559,727	42,516,577
Total debt securities available for sale | U.S. Government sponsored enterprises ( GSEs)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,000,000
Gross Unrealized Gains	5,760
Fair Value	2,005,760
Total debt securities available for sale | State, county and municipals
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,345,055	16,076,970
Gross Unrealized Gains	88,501	73,281
Gross Unrealized Losses	(125,929)	(186,020)
Fair Value	9,307,627	15,964,231
Total debt securities available for sale | Mortgage-backed securities GSE residential
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	30,897,452	25,738,730
Gross Unrealized Gains	114,419	201,977
Gross Unrealized Losses	(130,969)	(16,236)
Fair Value	30,880,902	25,924,471
Total debt securities available for sale | Trust preferred securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	365,438	627,875
Fair Value	365,438	627,875
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	50,000	50,000
Fair Value	$ 50,000	$ 50,000